Financial risk management - Foreign currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings	$ 138,434			$ 509,350
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of accounts receivable in currencies for which foreign currency swaps have been arranged			13.70%	13.70%
Percentage of accounts payable in currencies for which foreign currency swaps have been arranged			2.50%	2.50%
Market value of foreign currency derivatives | €			€ (800,000)
Appreciation of euro (Percentage)	10.00%
Depreciation of euro (percentage)	(10.00%)
Loss on portion of cross currency swap accounted for at fair value through profit or loss on appreciation of the Euro by 10% over USD	$ 5,831
Gain on portion of cross currency swap accounted for at fair value through profit or loss on depreciation of the Euro by 10% against USD	(5,831)
Appreciation of sensitivity to EUR/USD | €			2.5
Depreciation of sensitivity to EUR/USD | €			€ (2.5)
Senior Notes due 2022 issued by Ferroglobe PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount		$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount	150,000
Amount by which the cross currency swap exceeds debt instruments	$ 42,500